FASCIANO FUND, INC.

---------------------------------------------------------
---------------------------------------------------------

                                                        February 23, 1996

       Dear Shareholder:

           Champaign corks were popping on Wall Street as equity investors celebrated an outstanding year. Fasciano Fund finished the year at $21.18 after paying a distribution of $1.34 for a gain of 31.1%. Total return figures for the periods ended December 31, 1995 are summarized below.

                                 Six Months      One Year     Five Years**
                               --------------  ------------  ---------------
Fasciano Fund*                        11.7%          31.1%           16.4%
Small Company Fund Average+           13.5%          31.3%           20.5%
S&P 500 Index                         14.4%          37.5%           16.6%

 + Source: Morningstar, Inc.
** Average annual total
 return

           Equity valuations continue to benefit from modest economic growth and low inflation, which have kept interest rates down. Declining interest rates have elevated the fair value of equities to historically high levels.

       INTEREST RATES AND STOCK PRICES

           Lower interest rates cause stock prices to rise because rational investors are willing to pay more for a hypothetical dollar's worth of earnings. To illustrate the point, suppose you owned a black box that each year rolled out a $10 bill. If the prevailing interest rates are 10%, a rational person might be willing to buy your black box for $100. After all, if the buyer paid $100 for it and received $10 each year from it (comparable to the prevailing interest rate of 10%), the buyer would be happy.

           What would your $10-yielding black box be worth if interest rates plunged to 5%? Certainly, you wouldn't sell it for only $100. Fair value now is closer to $200, the price one could pay for it and still get a decent return, as determined by the lower prevailing interest rate of 5%.

                                [FASCIANO LOGO]
-----------------------------------           ----------------------------------
-----------------------------------           ----------------------------------

FASCIANO FUND, INC.
--------------------------------------------------
--------------------------------------------------

           Essentially, the interplay between interest rates and stock prices is a major factor driving today's bull market. In a lower interest rate environment, investors are willing to pay more to buy corporate earnings. Furthermore, corporate earnings are growing (your black box is going to produce $12 next year) causing fair value to go up. Consider further, as baby boomers are compelled to save more, demand for equities is rising. (You now have a line of folks wanting to buy your black box.) Fair value rises even higher.

           While low interest rates, continued earnings growth, and strong demand for equities support relatively rich stock valuations, circumstances can change. We manage that risk by buying growth companies as cheaply as possible and selling stocks that are overvalued.

           Thank you for selecting Fasciano Fund to achieve your long-term financial goals.

                                           Sincerely,
                                           Michael F. Fasciano, CFA
                                           President

        * OF COURSE, PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE PRINCIPAL VALUE AND RETURN ON YOUR INVESTMENT WILL FLUCTUATE AND UPON REDEMPTION MAY BE WORTH MORE THAN YOUR ORIGINAL COST. FOR THE PERIOD SINCE NOVEMBER 10, 1988 (THE DATE FASCIANO FUND SHARES WERE INITIALLY OFFERED FOR SALE TO THE
          PUBLIC) THROUGH DECEMBER 31, 1995, THE AVERAGE ANNUAL TOTAL RETURN FOR FASCIANO FUND WAS 14.5%.

  190 South LaSalle Street, Suite 2800, Chicago, Illinois 60603 - 800-848-6050

                                [FASCIANO LOGO]
-----------------------------------           ----------------------------------
-----------------------------------           ----------------------------------

PERFORMANCE AND DISTRIBUTION SUMMARY
(unaudited)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                     FASCIANO FUND
             --------------------------------------------------------------
                               Distributions
                          ------------------------                 Annual                   Small         U.S.
 Calendar     Beginning                  Capital                   Total                   Company      Treasury
   Year          NAV        Income        Gains     Ending NAV     Return     S&P 500      Funds*        Bills
-----------  -----------  -----------  -----------  -----------  ----------  ----------  -----------  ------------
      1989    $    11.45   $     0.24   $     0.59   $    13.16      +22.5%      +31.7%       +23.6%         +8.1%
      1990    $    13.16   $     0.12   $     0.38   $    12.50      - 1.2%      - 3.1%       - 9.5%         +7.5%
      1991    $    12.50   $     0.02   $     0.36   $    16.40      +35.1%      +30.5%       +50.3%         +5.4%
      1992    $    16.40   $     0.00   $     0.46   $    17.29      + 7.7%      + 7.6%       +13.7%         +3.5%
      1993    $    17.29   $     0.00   $     1.00   $    17.68      + 8.1%      +10.1%       +17.1%         +3.0%
      1994    $    17.68   $     0.00   $     1.14   $    17.18      + 3.7%      + 1.3%       - 0.7%         +4.3%
      1995    $    17.18   $     0.00   $     1.34   $    21.18      +31.1%      +37.5%       +31.3%         +5.5%
*Source: Morningstar, Inc.

                                [FASCIANO LOGO]
-----------------------------------           ----------------------------------
-----------------------------------           ----------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS (unaudited)
December 31, 1995

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 Shares  Common Stocks                                                                                                 Market Value
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 87.9%
         INDUSTRIAL & COMMERCIAL PRODUCTS AND SERVICES - 24.1%
   30,000 Concord EFS, Inc. +.........................................................................................   1,267,500
   40,000 Keane, Inc. +...............................................................................................     885,000
   33,000 Methode Electronics - Class A...............................................................................     470,250
   30,000 Material Sciences +.........................................................................................     446,250
   10,000 IDEX Corp...................................................................................................     407,500
   10,000 Interim Services, Inc. +....................................................................................     347,500
   15,000 ABC Rail Products Corp. +...................................................................................     331,875
   20,000 Juno Lighting...............................................................................................     320,000
   10,000 G & K Services, Inc. - Class A..............................................................................     255,000
   10,000 Modine Manufacturing Co.....................................................................................     240,000
   20,000 Insurance Auto Auctions, Inc. +.............................................................................     215,000
   10,000 Trimas Corp.................................................................................................     188,750
   10,000 Communication Systems, Inc..................................................................................     157,500
   10,000 ABT Building Products Co. +.................................................................................     142,500
   10,000 Greenbrier Companies, Inc...................................................................................     121,250
    5,000 Industrial Scientific Corp. +...............................................................................      95,000
         FINANCIAL SERVICES - 17.2%
   75,000 Mercury Finance Company.....................................................................................     993,750
   75,000 Imperial Thrift & Loan Association..........................................................................     918,750
   20,000 Cole Taylor Financial Group.................................................................................     597,500
   20,000 Liberty Bancorp, Inc. ......................................................................................     505,000
   22,050 Litchfield Financial Corp...................................................................................     286,650
   10,000 River Forest Bancorp........................................................................................     255,000
   10,000 First Financial Corp. - Wisconsin...........................................................................     230,000
    5,000 Advantage Bancorp., Inc.....................................................................................     188,750
    5,000 Southwest Bancshares, Inc...................................................................................     132,500
    5,000 Heritage Financial Services, Inc............................................................................      96,250
         HEALTH CARE PRODUCTS AND SERVICES - 14.4%
   45,000 VIVRA +.....................................................................................................   1,130,625
   20,000 Cardinal Health, Inc........................................................................................   1,095,000
   20,000 Dentsply International, Inc. ...............................................................................     800,000
   20,000 Landauer, Inc. .............................................................................................     435,000
    2,000 Schein, Henry, Inc. +.......................................................................................      59,000
         ENTERTAINMENT - 12.6%
    7,500 International Speedway Corp. +..............................................................................   1,762,500
   33,750 Regal Cinemas, Inc. +.......................................................................................   1,004,062
   10,000 Speedway Motorsports, Inc. +................................................................................     300,000

  The accompanying notes to financial statements are an integral part of this schedule.

                                [FASCIANO LOGO]
-----------------------------------           ----------------------------------
-----------------------------------           ----------------------------------

December 31, 1995

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 Shares  Common Stocks                                                                                                 Market Value
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 87.9% - Continued
         CONSUMER PRODUCTS AND SERVICES - 11.7%
   50,000 Ladd Furniture, Inc.........................................................................................     656,250
   20,000 International Dairy Queen, Inc. +...........................................................................     455,000
   35,000 Richey Electronics +........................................................................................     455,000
   50,000 TBC Corp. +.................................................................................................     431,250
   10,000 Central Parking Corp........................................................................................     287,500
    5,000 FlightSafety International..................................................................................     251,250
   10,000 Arnold Industries, Inc......................................................................................     173,750
   15,000 LaCrosse Footware, Inc......................................................................................     131,250
   20,000 Programming & Systems +.....................................................................................      10,000
         PUBLISHING AND BROADCASTING - 5.1%
   10,000 Pulitzer Publishing Co......................................................................................     477,500
   15,000 McClatchy Newspapers........................................................................................     343,125
   20,000 Thomas Nelson, Inc..........................................................................................     260,000
    5,000 Central Newspaper...........................................................................................     156,875
         TECHNOLOGY - 2.8%
   10,000 Tessco Technologies, Inc. +.................................................................................     285,000
   10,000 Eagle Point Software Corp. +................................................................................     215,000
   15,000 Percon, Inc. +..............................................................................................     195,000
                                                                                                                       ------------
         TOTAL COMMON STOCKS (cost: $15,046,724).....................................................................   21,464,962
                                                                                                                       ------------

SHORT-TERM INVESTMENTS - 12.3%
         Variable Demand Notes (all due January 2, 1996)
1,000,000 Southwestern Bell, 5.72%....................................................................................   1,000,000
1,000,000 Sara Lee, 5.47%.............................................................................................   1,000,000
  692,716 Warner Lambert, 5.46%.......................................................................................     692,716
  241,000 Wisconsin Electric, 5.53%...................................................................................     241,000
   74,000 Pitney Bowes, 5.49%.........................................................................................      74,000
                                                                                                                       ------------
         TOTAL SHORT-TERM INVESTMENTS (cost: $3,007,716).............................................................    3,007,716
                                                                                                                       ------------
         TOTAL INVESTMENTS - 100.2% (cost: $18,054,440)..............................................................   24,472,678
         OTHER LIABILITIES, NET OF OTHER ASSETS - (0.2%).............................................................      (52,003)
                                                                                                                       ------------
         TOTAL NET ASSETS - 100.0%...................................................................................  $24,420,675
                                                                                                                       ------------
                                                                                                                       ------------

     + non-income producing security

  The accompanying notes to financial statements are an integral part of this schedule.

                                [FASCIANO LOGO]
-----------------------------------           ----------------------------------
-----------------------------------           ----------------------------------

STATEMENT OF ASSETS AND LIABILITIES (unaudited)
December 31, 1995

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ASSETS
Common stocks, at market value (cost: $15,046,724)..............  $21,464,962
Variable demand notes, at market value (cost: $3,007,716).......    3,007,716
Cash............................................................       (1,200)
Receivables
  Investments sold..............................................       73,150
  Dividends.....................................................       17,750
  Interest......................................................       13,734
Prepaid expenses................................................        5,724
Other assets....................................................        4,646
                                                                  -----------
      Total assets..............................................  $24,586,482
                                                                  -----------
                                                                  -----------

LIABILITIES AND NET ASSETS
Payables and accrued expenses
  Investments purchased.........................................  $   128,075
  Accrued expenses..............................................       17,422
  Due to adviser................................................       20,310
                                                                  -----------
      Total liabilities.........................................      165,807
                                                                  -----------
Net assets
  Common stock, $.01 par value; 10,000,000 shares authorized,
   1,153,106 shares issued and outstanding, and paid-in
   capital......................................................   17,703,466
  Accumulated net investment loss...............................     (193,616)
  Accumulated undistributed net realized gain...................      492,587
  Net unrealized appreciation on investments....................    6,418,238
                                                                  -----------
      Total net assets..........................................   24,420,675
                                                                  -----------
      Total liabilities and net assets..........................  $24,586,482
                                                                  -----------
                                                                  -----------
Net asset value per share.......................................  $     21.18
                                                                  -----------
                                                                  -----------

  The accompanying notes to financial statements are an integral part of this statement.

                                [FASCIANO LOGO]
-----------------------------------           ----------------------------------
-----------------------------------           ----------------------------------

STATEMENT OF OPERATIONS (unaudited)
For the six months ended December 31, 1995

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INCOME
    Interest...............................................................  $   67,611
    Dividends..............................................................      80,982
                                                                             ----------
                                                                                148,593
                                                                             ----------

EXPENSES
    Management fee.........................................................     114,899
    Transfer and disbursing agent fees.....................................      11,503
    Accounting fee.........................................................      10,995
    Printing...............................................................       4,347
    Registration fees......................................................      10,586
    Audit and tax consulting fees..........................................       7,175
    Legal fees.............................................................       4,863
    Custodian fees.........................................................       4,533
    Other operating expenses...............................................       1,350
                                                                             ----------
        Total expenses.....................................................     170,251
                                                                             ----------
    Net investment loss....................................................     (21,658)
                                                                             ----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
    Net realized gain on investments.......................................   1,622,881
    Net change in unrealized appreciation..................................     887,002
                                                                             ----------
        Net gain on investments............................................   2,509,883
                                                                             ----------
        Net increase in net assets resulting from operations...............  $2,488,225
                                                                             ----------
                                                                             ----------

  The accompanying notes to financial statements are an integral part of this statement.

                                [FASCIANO LOGO]
-----------------------------------           ----------------------------------
-----------------------------------           ----------------------------------

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended December 31, 1995 (unaudited) and the year ended June 30, 1995

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                             December 31,    June 30,
                                                                 1995          1995
                                                             -------------  -----------
OPERATIONS:
  Net investment loss......................................   $   (21,658)  $  (102,096)
  Net realized gain on investments.........................     1,622,881       306,720
  Net change in unrealized appreciation....................       887,002     3,862,713
                                                             -------------  -----------
    Net increase in net assets resulting from operations...     2,488,225     4,067,337

DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from net investment income.................             0             0
  Distributions from net realized gains....................    (1,454,764)   (1,106,005)
                                                             -------------  -----------
    Total distributions....................................    (1,454,764)   (1,106,005)

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued (65,450 and 140,163 shares,
   respectively)...........................................     1,406,983     2,563,890
  Increase from shares issued in reinvested distributions
   (66,035 and 62,566 shares, respectively)................     1,391,353     1,064,993
  Cost of shares redeemed (12,966 and 124,560 shares,
   respectively)...........................................      (278,775)   (2,304,528)
                                                             -------------  -----------
    Net increase in net assets derived from capital share
     transactions..........................................     2,519,561     1,324,355
                                                             -------------  -----------
    Net increase in net assets.............................     3,553,022     4,285,687
                                                             -------------  -----------
NET ASSETS AT BEGINNING OF PERIOD..........................    20,867,653    16,581,966
                                                             -------------  -----------
NET ASSETS AT END OF YEAR (including accumulated
 undistributed net investment loss of ($193,616) and
 ($171,958), respectively).................................   $24,420,675   $20,867,653
                                                             -------------  -----------
                                                             -------------  -----------

  The accompanying notes to financial statements are an integral part of this statement.

                                [FASCIANO LOGO]
-----------------------------------           ----------------------------------
-----------------------------------           ----------------------------------

FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------
-------------------------------------------------------------------------

        Condensed financial information per share of capital stock outstanding throughout the period is presented below:

                                                                (unaudited)
                                                                 Six Months
                                                                   Ended                       Year Ended June 30,
                                                                December 31,   ----------------------------------------------------
                                                                    1995         1995       1994       1993       1992       1991
                                                                ------------   --------   --------   --------   --------   --------
Net asset value at beginning of year..........................    $ 20.17      $ 17.34    $ 17.74    $ 16.30    $ 15.67    $ 14.20
Income from investment operations:
  Net investment income (loss)................................       0.00        (0.24)     (0.05)     (0.05)      0.03      0.11
  Net realized and unrealized gain on securities..............       2.35         4.21       0.65       1.95       0.99      1.87
                                                                ------------   --------   --------   --------   --------   --------
    Total from investment operations..........................       2.35         3.97       0.60       1.90       1.02      1.98
Less distribution:
  Dividends from net investment income........................       0.00         0.00       0.00       0.00      (0.02)    (0.12)
  Distributions from realized gains on securities.............      (1.34)       (1.14)     (1.00)     (0.46)     (0.36)    (0.38)
  Provision for Federal income tax on realized gains..........       0.00         0.00       0.00       0.00      (0.01)    (0.01)
                                                                ------------   --------   --------   --------   --------   --------
    Total distributions and taxes.............................      (1.34)       (1.14)     (1.00)     (0.46)     (0.39)    (0.51)
                                                                ------------   --------   --------   --------   --------   --------
Net asset value at end of year................................    $ 21.18      $ 20.17    $ 17.34    $ 17.74    $ 16.30    $15.67
                                                                ------------   --------   --------   --------   --------   --------
                                                                ------------   --------   --------   --------   --------   --------
Total return..................................................       11.7%        24.1%       3.3%      11.8%       6.5%     14.8%
Ratios/Supplemental Data:
  Net assets at end of period (in thousands)..................    $24,421      $20,868    $16,582    $15,458    $10,564    $7,445
  Expenses, excluding provision for taxes, to average net
   assets.....................................................        1.5%+        1.7%       1.7%       1.7%       1.7%      1.9%
  Net investment income (loss) before taxes to average net
   assets.....................................................       (0.2)%+      (0.6)%     (0.3)%     (0.3)%      0.2%      0.7%
  Portfolio turnover rate.....................................       17.7%        37.9%      99.0%      43.2%      29.0%      7.7%

+ Ratios annualized

                                [FASCIANO LOGO]
-----------------------------------           ----------------------------------
-----------------------------------           ----------------------------------

                   NOTES TO FINANCIAL STATEMENTS (unaudited)
                               December 31, 1995

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:
  Fasciano Fund, Inc. ("Fund"), a Maryland corporation, commenced operations on August 1, 1987 as a private investment company. On June 30, 1988, the Fund registered with the Securities and Exchange Commission as a diversified open-end management investment company under the Investment Company Act of 1940 and began offering its shares to the public on November 10, 1988. The primary objective of the Fund is long-term capital growth.
  The fiscal year end of the Fund is June 30. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with generally accepted accounting principles:
  (a) Securities transactions are recorded on a trade date basis. The cost of securities, determined on the specific identification method, is used to determine realized gain or loss from sales of securities.
  (b) Each security traded on a national securities exchange or traded over the counter and quoted on the NASDAQ System will be valued at the last sale price on the day of valuation. Securities for which there was no sale on the day of valuation will be valued at the current bid prices. Each money market instrument having a maturity of 60 days or less from the valuation date is valued on an amortized cost basis, which approximates market value. Other assets and securities will be valued at a fair value, as determined in good faith by the Board of Directors.
  (c) Dividends are recognized as income on the ex-dividend date. Interest income and operating expenses are recorded on the accrual basis.
  (d) The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
(2)  RELATED PARTIES:
  Michael F. Fasciano is an officer and director of the Fund and also an officer, director and sole shareholder of the investment adviser, Fasciano Company, Inc. Mr. Fasciano held 11,360 shares or 1.0% of the outstanding common stock of the Fund at December 31, 1995.
  The non-affiliated director receives a fee of $500 annually.
  The management fee was paid to Fasciano Company, Inc. for its services as investment adviser. This fee is paid monthly at the rate of 1/12 of 1% (an annual rate of 1.0%) of the average daily net asset value of the Fund.
  Total annual operating expenses of the Fund shall not exceed 2% of average net assets, and the adviser agrees to pay any excess operating expenses or to reimburse the Fund for any sums expended for such expenses in excess of that amount. For this purpose, brokers' commissions and other charges relative to the purchase and sale of portfolio securities, interest charges, taxes and litigation and other extraordinary expenses shall not be regarded as operating expenses.
(3)  INVESTMENTS:
  During the six months ended December 31, 1995, purchases of securities other than short-term investments were $3,655,601. Sales of such securities for that period were $4,807,931.
  Cost of investments is the same for financial reporting purposes as for Federal income tax purposes. At December 31, 1995, on a tax basis, gross unrealized appreciation of investments was $7,545,143 and unrealized depreciation of investments was $1,126,905.
  On June 18, 1992, the Securities and Exchange Commission suspended trading in the common stock of Programming and Systems, Inc. because it had received information questioning the accuracy of the Programming and Systems, Inc. financial statements for the fiscal year ending February 28, 1991. To date, this matter has not been resolved nor has Programming and Systems, Inc. provided shareholders with an audited financial statement for the fiscal years ended February 29, 1992, February 28, 1993, February 28, 1994 and February 28, 1995. The shares held by the Fund are valued at a fair value, as determined by the Board of Directors.
(4)  INCOME TAXES:
  As a "regulated investment company," the Fund is relieved of income tax liability to the extent it distributes its net investment income and capital gains currently to its shareholders.
(5)  DISTRIBUTIONS TO SHAREHOLDERS:
  On December 28, 1995, the Fund distributed short-term and long-term capital gains of approximately $0.08 and $1.26 per share, respectively.

                                [FASCIANO LOGO]
-----------------------------------           ----------------------------------
-----------------------------------           ----------------------------------

                       THIS PAGE LEFT INTENTIONALLY BLANK

                                [FASCIANO LOGO]
-----------------------------------           ----------------------------------
-----------------------------------           ----------------------------------

                                                 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

         INVESTMENT ADVISER
             Fasciano Company, Inc.

         ADDRESS OF FUND & ADVISER
             190 South LaSalle Street
             Suite 2800
             Chicago, Illinois 60603
             (312) 444-6050
             (800) 848-6050

         TRANSFER AGENT, DIVIDEND
         DISBURSING AGENT AND CUSTODIAN
             Firstar Trust Company
             P.O. Box 701
             Milwaukee, Wisconsin 53201
             (414) 765-4124
             (800) 338-1579

         INDEPENDENT PUBLIC ACCOUNTANTS
             Arthur Andersen LLP
             Chicago, Illinois

         LEGAL COUNSEL
             Bell, Boyd & Lloyd
             Chicago, Illinois

                  This report is submitted for the information
                     of shareholders of the Fund. It is not
                   authorized for distribution to prospective
                    investors unless preceded or accompanied
                          by an effective prospectus.

MEMBER OF
---------------------------------
---------------------------------
                    NO-LOAD-TM-
                    MUTUAL FUND
100%                COUNCIL
-----------------------------------
-----------------------------------

                 [RECYCLED SYMBOL -- PRINTED ON RECYCLED PAPER]

                              FASCIANO FUND, INC.

                                [FASCIANO LOGO]

                               DECEMBER 31, 1995